UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 73.7%

Security		Principal Amount (000’s omitted)	Value

Albania — 0.8%
Albania Government Bond, 8.80%, 10/23/25	ALL	27,500	$227,253
Albania Government Bond, 8.93%, 4/23/25	ALL	66,500	564,786
Republic of Albania, 5.75%, 11/12/20(1)	EUR	1,300	1,579,197

Total Albania			$2,371,236

Angola — 0.9%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	2,569	$2,597,901

Total Angola			$2,597,901

Argentina — 3.3%
Republic of Argentina, 0.75%, 2/22/17	USD	2,348	$2,219,353
Republic of Argentina, 0.75%, 6/9/17	USD	2,397	2,233,501
Republic of Argentina, 0.75%, 9/21/17	USD	2,239	1,993,054
Republic of Argentina, 1.75%, 10/28/16	USD	2,228	2,154,253
Republic of Argentina, 2.40%, 3/18/18	USD	1,605	1,428,167

Total Argentina			$10,028,328

Bangladesh — 1.2%
Bangladesh Treasury Bond, 11.37%, 4/4/17	BDT	75,500	$1,017,411
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	125,000	1,693,575
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	47,100	640,857
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	29,600	418,528

Total Bangladesh			$3,770,371

Barbados — 1.3%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,841	$3,168,825
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	787	649,275

Total Barbados			$3,818,100

Bosnia and Herzegovina — 1.2%
Republic of Srpska, 1.50%, 6/30/23	BAM	260	$123,914
Republic of Srpska, 1.50%, 10/30/23	BAM	708	331,943
Republic of Srpska, 1.50%, 12/15/23	BAM	38	17,971
Republic of Srpska, 1.50%, 5/31/25	BAM	5,562	2,425,903
Republic of Srpska, 1.50%, 6/9/25	BAM	534	237,433
Republic of Srpska, 1.50%, 12/24/25	BAM	581	248,279
Republic of Srpska, 1.50%, 9/25/26	BAM	361	150,861
Republic of Srpska, 1.50%, 9/26/27	BAM	109	44,708

Total Bosnia and Herzegovina			$3,581,012

Security		Principal Amount (000’s omitted)	Value

Brazil — 3.4%
Federative Republic of Brazil, 6.00%, 1/17/17	USD	3,922	$4,053,387
Letra do Tesouro Nacional, 0.00%, 1/1/17	BRL	18,400	4,907,007
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	1,379,046

Total Brazil			$10,339,440

Colombia — 3.4%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,269,403
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,397,868
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	17,661,000	6,747,211

Total Colombia			$10,414,482

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	61,787	$92,220
Titulo Propiedad UD, 1.63%, 7/13/16(4)	CRC	6,941	12,756

Total Costa Rica			$104,976

Dominican Republic — 3.8%
Dominican Republic International Bond, 9.04%, 1/23/18(1)	USD	446	$470,264
Dominican Republic International Bond, 9.04%, 1/23/18(2)	USD	1,486	1,568,202
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	224,800	5,029,852
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	3,000	68,926
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	1,800	42,822
Dominican Republic International Bond, 15.00%, 4/5/19(1)	DOP	165,600	4,067,140
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	12,000	275,480

Total Dominican Republic			$11,522,686

Ecuador — 3.2%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	4,334	$3,781,415
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	600	523,500
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	5,615	5,334,250

Total Ecuador			$9,639,165

Fiji — 0.8%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,581	$2,547,124

Total Fiji			$2,547,124

14	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Georgia — 2.2%
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,934	$1,221,995
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	100	45,764
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,233	1,003,256
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	3,580	1,717,595
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	5,272	2,677,702

Total Georgia			$6,666,312

India — 1.8%
India Government Bond, 8.40%, 7/28/24	INR	350,000	$5,497,211

Total India			$5,497,211

Indonesia — 7.6%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,252,247
Indonesia Government Bond, 7.875%, 4/15/19	IDR	38,448,000	2,963,919
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	372,039
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	913,377
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,440,345
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,118,694
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,529,531
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	4,370,016
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	500,754
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,912,751
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	757,555
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,006,343

Total Indonesia			$23,137,571

Iraq — 1.2%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	5,217	$3,730,155

Total Iraq			$3,730,155

Kenya — 1.6%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$1,683,184
Republic of Kenya, 6.875%, 6/24/24(1)	USD	3,181	3,006,045

Total Kenya			$4,689,229

Lebanon — 0.2%
Lebanon Treasury Note, 6.18%, 7/28/16	LBP	204,600	$136,235
Lebanon Treasury Note, 6.18%, 12/29/16	LBP	136,470	91,115
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	362,500	242,108

Total Lebanon			$469,458

Security		Principal Amount (000’s omitted)	Value

Macedonia — 1.8%
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	4,871	$5,398,278

Total Macedonia			$5,398,278

Mexico — 5.3%
Mexican Bonos, 5.75%, 3/5/26	MXN	151,219	$8,739,048
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,750,607
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,607,188
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,810,444

Total Mexico			$15,907,287

Mongolia — 0.4%
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	1,650	$1,308,005

Total Mongolia			$1,308,005

Nigeria — 0.3%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	905	$900,747

Total Nigeria			$900,747

Philippines — 2.9%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$1,991,162
Republic of the Philippines, 6.25%, 1/14/36	PHP	286,000	6,784,033

Total Philippines			$8,775,195

Russia — 10.9%
Russia Government Bond, 6.40%, 5/27/20	RUB	1,041,897	$14,806,688
Russia Government Bond, 6.70%, 5/15/19	RUB	90,979	1,325,234
Russia Government Bond, 7.00%, 8/16/23	RUB	126,860	1,790,114
Russia Government Bond, 7.40%, 6/14/17	RUB	37,974	576,008
Russia Government Bond, 7.50%, 3/15/18(5)	RUB	102,246	1,537,500
Russia Government Bond, 7.50%, 2/27/19	RUB	53,520	795,704
Russia Government Bond, 7.60%, 4/14/21(5)	RUB	283,826	4,173,729
Russia Government Bond, 8.15%, 2/3/27	RUB	293,141	4,372,964
Russia Government Bond, 8.50%, 9/17/31	RUB	247,204	3,736,754

Total Russia			$33,114,695

Rwanda — 0.5%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,640	$1,611,628

Total Rwanda			$1,611,628

Serbia — 6.1%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	1,098	$1,136,705
Republic of Serbia, 5.875%, 12/3/18(1)	USD	4,570	4,822,721

15	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Serbia (continued)
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	28,730	$292,649
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	441,500	4,518,448
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	933,779
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	628,610	6,747,157

Total Serbia			$18,451,459

South Africa — 2.1%
Republic of South Africa, 10.50%, 12/21/26	ZAR	80,000	$6,203,642

Total South Africa			$6,203,642

Sri Lanka — 1.7%
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	61,690	$383,993
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	390,590	2,360,082
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	106,340	693,951
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	192,450	1,222,038
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	55,000	337,111
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	27,000	170,550

Total Sri Lanka			$5,167,725

Tanzania — 1.4%
United Republic of Tanzania, 6.892%, 3/9/20(1)(6)	USD	4,252	$4,326,866

Total Tanzania			$4,326,866

Venezuela — 1.3%
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	5,539	$2,388,694
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(1)	USD	4,096	1,597,284

Total Venezuela			$3,985,978

Zambia — 1.1%
Republic of Zambia, 8.97%, 7/30/27(2)	USD	1,507	$1,250,810
Zambia Government Bond, 11.00%, 9/1/19	ZMW	30,900	2,154,098

Total Zambia			$3,404,908

Total Foreign Government Bonds (identified cost $243,688,347)			$223,481,170

Foreign Corporate Bonds — 7.9%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	400	$379,480

Total Azerbaijan			$379,480

Brazil — 0.8%
Petrobras Global Finance BV, 3.50%, 2/6/17	USD	1,195	$1,186,217
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	1,435	1,255,625

Total Brazil			$2,441,842

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$237,904

Total Colombia			$237,904

Finland — 0.3%
Municipality Finance PLC, 0.50%, 12/6/16	TRY	2,961	$1,004,364

Total Finland			$1,004,364

Georgia — 1.8%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	5,051	$5,288,346

Total Georgia			$5,288,346

India — 1.4%
Export-Import Bank of India, 8.87%, 10/30/29	INR	15,000	$239,468
Food Corp. of India, 9.95%, 3/7/22	INR	50,000	815,277
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	35,000	536,002
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	15,000	236,424
NTPC, Ltd., 9.17%, 9/22/24	INR	35,000	562,854
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	50,000	783,647
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	15,000	234,839
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	50,000	778,273

Total India			$4,186,784

Mexico — 0.4%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$348,185
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	545,622
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	337,985

Total Mexico			$1,231,792

16	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Mongolia — 0.5%
Development Bank of Mongolia, LLC, 5.75%, 3/21/17(1)	USD	1,668	$1,636,725

Total Mongolia			$1,636,725

Russia — 1.0%
Gazprom PAO Via Gaz Capital SA, 5.136%, 3/22/17(1)	EUR	2,665	$3,144,266

Total Russia			$3,144,266

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	880	$292,180

Total South Korea			$292,180

Supranational — 1.3%
Inter-American Development Bank, 7.35%, 9/12/18	IDR	53,440,000	$4,011,931

Total Supranational			$4,011,931

Sweden — 0.1%
Svensk Exportkredit AB, 0.50%, 2/27/17	IDR	400,000	$28,401
Svensk Exportkredit AB, 5.15%, 1/30/17(1)	RUB	12,100	179,709

Total Sweden			$208,110

Total Foreign Corporate Bonds (identified cost $25,630,211)			$24,063,724

Sovereign Loans — 0.8%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.8%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.61%, Maturing August 1, 2021(7)(8)(9)		$2,400	$2,245,825

Total Ethiopia			$2,245,825

Total Sovereign Loans (identified cost $2,210,587)			$2,245,825

Short-Term Investments — 12.0%

Foreign Government Securities — 2.6%

Security		Principal Amount (000’s omitted)	Value

Kenya — 0.9%
Kenya Treasury Bond, 19.06%, 9/26/16	KES	260,350	$2,655,222

Total Kenya			$2,655,222

Lebanon — 1.7%
Lebanon Treasury Bill, 0.00%, 5/5/16	LBP	183,040	$121,406
Lebanon Treasury Bill, 0.00%, 5/19/16	LBP	320,330	212,105
Lebanon Treasury Bill, 0.00%, 6/2/16	LBP	111,610	73,780
Lebanon Treasury Bill, 0.00%, 8/25/16	LBP	6,495,330	4,249,376
Lebanon Treasury Bill, 0.00%, 10/20/16	LBP	295,240	191,556
Lebanon Treasury Bill, 0.00%, 12/15/16	LBP	113,840	73,272
Lebanon Treasury Bill, 0.00%, 2/16/17	LBP	371,100	236,701

Total Lebanon			$5,158,196

Total Foreign Government Securities (identified cost $7,617,961)			$7,813,418

U.S. Treasury Obligations — 4.4%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 6/16/16(10)		$5,000	$4,999,130
U.S. Treasury Bill, 0.00%, 9/22/16(10)		8,300	8,290,878

Total U.S. Treasury Obligations (identified cost $13,282,232)			$13,290,008

Repurchase Agreements — 2.1%

Description		Principal Amount (000’s omitted)	Value
Bank of America, N.A.:
Dated 4/12/16 with a maturity date of 5/13/16, an interest rate of 0.75% payable by the Portfolio and repurchase proceeds of EUR 1,544,366, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $1,734,028.	EUR	1,545	$1,769,447

17	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Description		Principal Amount (000’s omitted)	Value

JPMorgan Chase Bank, N.A.:
Dated 4/25/16 with a maturity date of 5/4/16, an interest rate of 10.50% and repurchase proceeds of RUB 24,550,021, collateralized by RUB 25,000,000 Russia Government Bond 7.00%, due 8/16/23 and a market value, including accrued interest, of $373,409.	RUB	24,500	$378,247
Dated 4/29/16 with a maturity date of 5/11/16, an interest rate of 10.75% and repurchase proceeds of RUB 267,936,493, collateralized by RUB 280,000,000 Russia Government Bond 7.05%, due 1/19/28 and a market value, including accrued interest, of $3,893,775.	RUB	267,378	4,127,949

Total Repurchase Agreements (identified cost $6,255,800)			$6,275,643

Other — 2.9%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.53%(11)		$8,962	$8,962,197

Total Other (identified cost $8,962,197)			$8,962,197

Total Short-Term Investments (identified cost $36,118,190)			$36,341,266

Total Investments — 94.4% (identified cost $307,647,335)			$286,131,985

Securities Sold Short — (0.6)%

Foreign Government Bonds — (0.6)%

Security		Principal Amount (000’s omitted)	Value

Germany — (0.6)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(1,733,463)

Total Germany			$(1,733,463)

Total Foreign Government Bonds (proceeds $1,825,714)			$(1,733,463)

Total Securities Sold Short (proceeds $1,825,714)			$(1,733,463)

Other Assets, Less Liabilities — 6.2%			$18,818,771

Net Assets — 100.0%			$303,217,293

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $56,935,532 or 18.8% of the Portfolio’s net assets.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $15,269,937 or 5.0% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at April 30, 2016.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

18	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

THB	141,083,000	USD	3,883,375	Deutsche Bank AG	5/3/16	$155,646	$—
THB	165,449,000	USD	4,554,060	Standard Chartered Bank	5/3/16	182,527	—
USD	643,333	THB	23,145,000	Deutsche Bank AG	5/3/16	—	(19,278)
USD	3,246,745	THB	117,938,000	Deutsche Bank AG	5/3/16	—	(129,665)
USD	1,208,456	THB	43,444,000	Standard Chartered Bank	5/3/16	—	(35,288)
USD	3,364,727	THB	122,005,000	Standard Chartered Bank	5/3/16	—	(128,116)
USD	5,662,424	ZAR	81,589,872	Standard Chartered Bank	5/3/16	—	(69,113)
ZAR	81,589,872	USD	5,133,059	Barclays Bank PLC	5/3/16	598,479	—
EUR	5,335,351	PLN	23,511,293	Morgan Stanley & Co. International PLC	5/4/16	—	(50,285)
EUR	809,536	PLN	3,576,584	Standard Chartered Bank	5/4/16	—	(10,040)
PLN	27,087,877	EUR	6,131,164	Standard Chartered Bank	5/4/16	76,040	—
EUR	10,826,349	HUF	3,380,392,000	Citibank, N.A.	5/5/16	—	(9,952)
EUR	10,757,062	HUF	3,359,161,507	Deutsche Bank AG	5/5/16	—	(11,369)
HUF	482,302,323	EUR	1,544,665	Citibank, N.A.	5/5/16	1,420	—
HUF	469,062,949	EUR	1,502,083	Deutsche Bank AG	5/5/16	1,587	—
HUF	5,788,188,235	EUR	18,668,118	Standard Chartered Bank	5/5/16	—	(132,219)
MYR	53,364,000	USD	12,658,997	Goldman Sachs International	5/5/16	999,878	—
INR	605,559,000	USD	8,825,268	BNP Paribas	5/9/16	291,186	—
USD	2,001,764	INR	136,140,000	BNP Paribas	5/9/16	—	(47,770)
USD	5,282,592	INR	362,473,000	BNP Paribas	5/9/16	—	(174,297)
USD	980,865	GEL	2,256,332	Bank of Georgia	5/10/16	—	(31,927)
RUB	272,764,000	USD	3,805,567	Credit Suisse International	5/11/16	396,359	—
RUB	13,055,040	USD	189,552	Credit Suisse International	5/11/16	11,560	—
USD	3,533,763	RUB	235,500,540	Credit Suisse International	5/11/16	—	(94,120)
USD	7,400,453	RUB	530,427,475	Credit Suisse International	5/11/16	—	(770,775)
IDR	5,751,865,000	USD	420,458	Goldman Sachs International	5/12/16	14,996	—
IDR	11,559,992,000	USD	844,720	JPMorgan Chase Bank, N.A.	5/12/16	30,447	—
IDR	11,292,253,000	USD	826,363	BNP Paribas	5/16/16	27,933	—
IDR	5,737,690,000	USD	420,498	Goldman Sachs International	5/16/16	13,578	—
IDR	11,292,253,000	USD	826,787	Standard Chartered Bank	5/16/16	27,510	—
TRY	34,281,512	USD	11,869,816	Deutsche Bank AG	5/18/16	329,799	—
USD	193,259	TRY	558,155	Deutsche Bank AG	5/18/16	—	(5,370)
MXN	5,710,486	USD	322,272	BNP Paribas	5/19/16	9,125	—
MXN	161,380,000	USD	8,551,973	JPMorgan Chase Bank, N.A.	5/19/16	813,393	—
USD	1,149,590	MXN	21,693,345	JPMorgan Chase Bank, N.A.	5/19/16	—	(109,340)
USD	763,329	GEL	1,719,246	Bank of Georgia	5/23/16	—	(6,564)
USD	7,365,046	PHP	354,406,000	Bank of America, N.A.	5/23/16	—	(165,584)
IDR	20,179,509,000	USD	1,479,436	BNP Paribas	5/25/16	44,800	—
IDR	61,273,900,000	USD	4,492,221	Goldman Sachs International	5/25/16	136,032	—
IDR	10,395,504,000	USD	762,357	JPMorgan Chase Bank, N.A.	5/25/16	22,855	—
USD	1,438,691	EUR	1,293,136	Deutsche Bank AG	5/25/16	—	(42,950)
USD	482,817	GEL	1,084,551	Bank of Georgia	5/25/16	—	(2,679)
BRL	92,842,770	USD	24,926,241	Standard Chartered Bank	6/2/16	1,804,260	—
USD	5,259,643	EUR	4,760,655	Goldman Sachs International	6/2/16	—	(196,246)
USD	991,845	GEL	2,231,850	Bank of Georgia	6/3/16	—	(5,607)
USD	11,697,129	EUR	10,599,306	Standard Chartered Bank	6/8/16	—	(452,424)

19	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

COP	21,093,540,000	USD	6,438,810	Citibank, N.A.	6/14/16	$919,406	$—
MXN	263,877,201	USD	14,962,842	Morgan Stanley & Co. International PLC	6/20/16	302,994	—
EUR	25,633,818	USD	28,773,704	Goldman Sachs International	6/22/16	622,864	—
USD	318,289	LKR	46,899,954	Citibank, N.A.	7/5/16	1,451	—
USD	85,544	LKR	12,647,683	Citibank, N.A.	7/5/16	101	—
USD	311,417	LKR	46,354,360	Citibank, N.A.	7/5/16	—	(1,736)
USD	658,737	LKR	97,097,887	Citibank, N.A.	7/8/16	3,224	—
USD	319,596	LKR	47,044,488	Citibank, N.A.	7/8/16	1,996	—
USD	208,374	LKR	30,693,528	Citibank, N.A.	7/8/16	1,161	—
IDR	6,864,504,000	USD	510,144	BNP Paribas	7/14/16	3,387	—
IDR	10,246,131,000	USD	766,410	Deutsche Bank AG	7/14/16	101	—
IDR	7,969,215,000	USD	596,097	Standard Chartered Bank	7/14/16	78	—
IDR	16,906,308,000	USD	1,259,034	BNP Paribas	7/18/16	4,914	—
IDR	17,620,965,000	USD	1,311,523	Deutsche Bank AG	7/18/16	5,854	—
USD	421,644	LKR	62,255,777	Citibank, N.A.	7/18/16	2,296	—
EUR	136,607	USD	154,974	Standard Chartered Bank	7/20/16	1,825	—
RUB	415,039,000	USD	6,181,419	Deutsche Bank AG	7/20/16	103,418	—
USD	3,157,338	EUR	2,790,201	Goldman Sachs International	7/20/16	—	(45,276)
USD	897,518	EUR	791,009	Standard Chartered Bank	7/20/16	—	(10,408)
USD	2,608,074	EUR	2,298,571	Standard Chartered Bank	7/20/16	—	(30,244)
USD	167,978	LKR	24,818,792	Citibank, N.A.	7/20/16	877	—
USD	8,867,580	RUB	595,395,901	Deutsche Bank AG	7/20/16	—	(148,359)
USD	361,185	LKR	53,744,391	Citibank, N.A.	7/22/16	—	(506)
USD	372,245	LKR	55,390,115	Citibank, N.A.	7/22/16	—	(522)
PLN	61,756,130	USD	16,213,520	Deutsche Bank AG	7/25/16	—	(58,187)
USD	260,426	LKR	38,764,367	Citibank, N.A.	7/25/16	—	(277)
USD	361,347	LKR	53,786,506	Citibank, N.A.	7/25/16	—	(385)
USD	175,040	LKR	26,059,995	Citibank, N.A.	7/26/16	—	(182)
USD	894,897	LKR	133,321,753	Citibank, N.A.	7/28/16	—	(1,133)
ZAR	81,589,872	USD	5,558,083	Standard Chartered Bank	8/3/16	70,154	—
PLN	23,511,293	EUR	5,311,595	Morgan Stanley & Co. International PLC	8/4/16	49,956	—
USD	2,569,718	KES	302,532,912	Standard Chartered Bank	9/27/16	—	(348,948)
EUR	2,566,429	RSD	326,449,739	Citibank, N.A.	11/22/16	—	(12,419)
RSD	120,538,415	EUR	948,748	Citibank, N.A.	11/22/16	3,296	—
USD	4,087,890	BRL	18,400,000	Citibank, N.A.	1/5/17	—	(888,983)
MXN	7,983,171	USD	435,667	Bank of America, N.A.	1/13/17	17,507	—
USD	8,117,453	MXN	148,744,202	Bank of America, N.A.	1/13/17	—	(326,204)
RON	66,992,499	EUR	14,883,914	BNP Paribas	1/30/17	—	(44,473)

						$8,106,270	$(4,619,220)

20	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Non-deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation

5/4/16	COP	4,878,400	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$1,625,853	$10,785
5/4/16	COP	1,651,300	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	552,107	1,754
5/4/16	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	1,799,710	43,395
5/4/16	COP	9,581,100	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	3,628,467	154,806
5/4/16	COP	6,183,700	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	2,428,859	15,923

						$226,663

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
IMM 10-Year Interest Rate Swap	10	Long	Jun-16	$966,425	$952,785	$(13,640)
U.S. 5-Year Deliverable Interest Rate Swap	121	Short	Jun-16	(12,466,781)	(12,517,828)	(51,047)
U.S. 10-Year Deliverable Interest Rate Swap	97	Short	Jun-16	(10,117,310)	(10,157,719)	(40,409)

						$(105,096)

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day	6.08%		6/27/24	$53,745
LCH.Clearnet(1)	EUR	2,209	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	6/15/18	(1,440)
LCH.Clearnet(1)	EUR	21,734	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	6/15/21	(40,770)
LCH.Clearnet(1)	EUR	3,440	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	(3,481)
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR	3.44		5/9/19	320,705
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR	3.25		6/5/19	385,758
LCH.Clearnet	PLN	4,106	Pays	6-month PLN WIBOR	1.78		2/27/20	(222)
LCH.Clearnet	PLN	6,426	Pays	6-month PLN WIBOR	1.72		2/27/20	(3,779)
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR	2.19		10/28/21	24,635
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR	2.44		10/28/24	77,830
LCH.Clearnet(1)	USD	2,104	Receives	3-month USD-LIBOR-BBA	1.25	(2)	6/15/18	420

21	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	ZAR	72,130	Pays	3-month ZAR JIBAR	8.38%	3/18/21	$49,739
LCH.Clearnet	ZAR	68,770	Pays	3-month ZAR JIBAR	8.79	3/18/26	77,149

							$940,289

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$348,727
Bank of America, N.A.	CNY	15,484	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(19,931)
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	78,074
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	148,571
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	485,822
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	(362,195)
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	3,502
Barclays Bank PLC	MYR	9,556	Pays	3-month MYR KLIBOR	3.90	11/26/19	22,913
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	46,255
Barclays Bank PLC	MYR	21,070	Pays	3-month MYR KLIBOR	4.14	11/26/24	61,059
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	107,291
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(15,733)
Credit Suisse International	RUB	256,671	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	296,435
Credit Suisse International	RUB	85,557	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	92,699
Credit Suisse International	RUB	128,336	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	133,975
Credit Suisse International	RUB	83,880	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	85,990
Deutsche Bank AG	BRL	32,649	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	(31,527)
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	44,734
Deutsche Bank AG	CNY	38,881	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(49,471)
Deutsche Bank AG	CNY	185,584	Pays	7-day China Fixing Repo Rates	2.45	1/29/21	(637,207)
Deutsche Bank AG	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	16,256
Deutsche Bank AG	MYR	31,996	Pays	3-month MYR KLIBOR	3.80	11/18/16	5,704
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	81,660
Deutsche Bank AG	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	27,567
Goldman Sachs International	BRL	20,110	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	6,460
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR	4.04	11/18/21	35,966
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	627,447
Goldman Sachs International	RUB	802,075	Pays	3-month Moscow Prime Offered Rate	10.40	11/9/20	437,579
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	220,242
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	224,786
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	29,514
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	267,589

22	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Morgan Stanley & Co. International PLC	BRL	41,201	Pays	Brazil CETIP Interbank Deposit Rate	15.58%	1/2/19	$1,007,716
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	239,165
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	39,497
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	76,862
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR	3.91	10/24/19	17,939
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR	4.19	10/24/24	15,782
Standard Chartered Bank	CNY	45,078	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(58,025)
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	56,886

							$4,216,575

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

South Africa	ICE Clear Credit	$150	1.00	%(1)	12/20/19	$6,032	$(3,326)	$2,706
South Africa	ICE Clear Credit	100	1.00	(1)	3/20/20	4,664	(2,423)	2,241

Total						$10,696	$(5,749)	$4,947

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Nigeria	Citibank, N.A.	$1,890	3.50%		6/20/16	2.89%	$9,170	$—	$9,170
South Africa	Bank of America, N.A.	2,600	1.00	(1)	9/20/17	0.89	6,788	23,669	30,457
South Africa	Bank of America, N.A.	3,040	1.00	(1)	9/20/17	0.89	7,937	10,865	18,802
South Africa	Bank of America, N.A.	920	1.00	(1)	9/20/17	0.89	2,402	4,367	6,769
South Africa	Bank of America, N.A.	680	1.00	(1)	9/20/17	0.89	1,776	2,877	4,653
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	0.89	1,174	3,178	4,352
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	0.89	1,125	2,838	3,963
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	0.89	2,977	7,058	10,035
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	0.89	1,959	5,488	7,447
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	0.89	3,394	12,823	16,217
South Africa	Deutsche Bank AG	2,000	1.00	(1)	9/20/17	0.89	5,222	18,207	23,429
South Africa	Deutsche Bank AG	810	1.00	(1)	9/20/17	0.89	2,115	8,190	10,305
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	0.89	1,332	4,899	6,231
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	0.89	13,054	21,205	34,259
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	0.89	1,044	2,169	3,213
Turkey	Bank of America, N.A.	6,387	1.00	(1)	12/20/17	0.97	10,123	49,674	59,797

23	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Turkey	Barclays Bank PLC	$7,630	1.00	%(1)	9/20/19	1.86%	$(205,500)	$214,086	$8,586
Turkey	Deutsche Bank AG	3,220	1.00	(1)	9/20/19	1.86	(86,724)	89,162	2,438

Total		$39,158					$(220,632)	$480,755	$260,123

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Lebanon	Goldman Sachs International	$2,471	1.00	%(1)	6/20/18	$98,588	$(142,395)	$(43,807)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(10,163)	6,402	(3,761)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(9,408)	5,481	(3,927)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	33,160	(58,325)	(25,165)
South Africa	Bank of America, N.A.	300	1.00	(1)	12/20/19	11,938	(5,061)	6,877
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/20	52,114	(13,848)	38,266
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/20	35,303	(10,290)	25,013
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	11,939	(5,851)	6,088
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	4,604	(1,553)	3,051
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	50,433	(14,152)	36,281
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	37,992	(10,058)	27,934
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	4,604	(1,703)	2,901
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	4,604	(2,072)	2,532
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	52,114	(14,724)	37,390
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	53,123	(15,772)	37,351
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	56,485	(20,612)	35,873
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/20	29,929	(12,479)	17,450
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/20	41,019	(11,318)	29,701
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	54,804	(15,426)	39,378
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	55,141	(15,773)	39,368
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	3,979	(2,312)	1,667
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	3,980	(2,775)	1,205
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	4,604	(1,673)	2,931
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	4,604	(1,733)	2,871
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	4,604	(2,395)	2,209

Total						$690,094	$(370,417)	$319,677

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $39,158,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

24	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Depreciation

Deutsche Bank AG	10.54% on TRY 21,450,000 plus USD 9,981,225	3-month USD-LIBOR-BBA on USD 9,981,225 plus TRY 21,450,000	4/3/19	$(2,050,574)
JPMorgan Chase Bank, N.A.	8.97% on TRY 8,196,576 plus USD 3,251,319	3-month USD-LIBOR-BBA on USD 3,251,319 plus TRY 8,196,576	3/3/20	(328,237)

				$(2,378,811)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

ALL	–	Albanian Lek
BAM	–	Bosnia-Herzegovina Convertible Mark
BDT	–	Bangladeshi Taka
BRL	–	Brazilian Real
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
EUR	–	Euro
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
KES	–	Kenyan Shilling

LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
THB	–	Thai Baht
TRY	–	New Turkish Lira
USD	–	United States Dollar
ZAR	–	South African Rand
ZMW	–	Zambian Kwacha

25	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $298,685,138)	$277,169,788
Affiliated investment, at value (identified cost, $8,962,197)	8,962,197
Cash	2,471,299
Restricted cash*	2,766,599
Foreign currency, at value (identified cost, $1,678,853)	1,689,152
Interest receivable	5,507,261
Interest receivable from affiliated investment	6,172
Due from broker for open reverse repurchase agreements	4,127,949
Receivable for investments sold	6,580,072
Receivable for variation margin on open centrally cleared swap contracts	113,799
Receivable for open forward foreign currency exchange contracts	8,106,270
Receivable for open swap contracts	6,047,124
Premium paid on open non-centrally cleared swap contracts	382,300
Receivable for open non-deliverable bond forward contracts	226,663
Tax reclaims receivable	4,280
Total assets	$324,160,925

Liabilities
Cash collateral due to brokers	$1,130,000
Payable for reverse repurchase agreements, including accrued interest of $431	4,506,627
Payable for investments purchased	4,127,949
Payable for securities sold short, at value (proceeds, $1,825,714)	1,733,463
Payable for variation margin on open futures contracts	12,966
Payable for open forward foreign currency exchange contracts	4,619,220
Payable for open swap contracts	3,629,560
Payable for closed swap contracts	33,928
Premium received on open non-centrally cleared swap contracts	492,638
Payable to affiliates:
Investment adviser fee	156,838
Trustees’ fees	1,312
Interest payable on securities sold short	558
Accrued foreign capital gains taxes	280,822
Accrued expenses	217,751
Total liabilities	$20,943,632
Net Assets applicable to investors’ interest in Portfolio	$303,217,293

Sources of Net Assets
Investors’ capital	$317,720,233
Net unrealized depreciation	(14,502,940)
Total	$303,217,293

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

26	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest (net of foreign taxes, $314,393)	$9,589,603
Interest allocated from affiliated investment	31,578
Expenses allocated from affiliated investment	(1,265)
Total investment income	$9,619,916

Expenses
Investment adviser fee	$906,102
Trustees’ fees and expenses	7,570
Custodian fee	246,324
Legal and accounting services	49,355
Interest expense and fees	51,206
Interest expense on securities sold short	3,127
Miscellaneous	4,773
Total expenses	$1,268,457

Net investment income	$8,351,459

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(16,375,519)
Investment transactions allocated from affiliated investment	55
Futures contracts	(1,389,978)
Swap contracts	1,698,382
Foreign currency and forward foreign currency exchange contract transactions	503,891
Non-deliverable bond forward contracts	(180,328)
Net realized loss	$(15,743,497)
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $226,825)	$24,936,115
Securities sold short	(65,956)
Futures contracts	409,058
Swap contracts	5,590,591
Foreign currency and forward foreign currency exchange contracts	5,993,793
Non-deliverable bond forward contracts	222,438
Net change in unrealized appreciation (depreciation)	$37,086,039

Net realized and unrealized gain	$21,342,542

Net increase in net assets from operations	$29,694,001

27	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015(1)
From operations —
Net investment income	$8,351,459	$18,896,153
Net realized loss from investment transactions, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	(15,743,497)	(66,600,812)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	37,086,039	(16,073,233)
Net increase (decrease) in net assets from operations	$29,694,001	$(63,777,892)
Capital transactions —
Contributions	$27,503,662	$46,541,486
Withdrawals	(34,032,568)	(126,243,214)
Net decrease in net assets from capital transactions	$(6,528,906)	$(79,701,728)

Net increase (decrease) in net assets	$23,165,095	$(143,479,620)

Net Assets
At beginning of period	$280,052,198	$423,531,818
At end of period	$303,217,293	$280,052,198

(1)	Includes the accounts of the Subsidiary through March 27, 2015, as discussed in Note 1.

28	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014		2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.91	%(3)	0.95%	0.92%		0.97%	0.97%	0.92%
Net investment income	5.99	%(3)	5.88%	5.53%		5.25%	5.53%	4.90%
Portfolio Turnover	38	%(4)	47%	97%		27%	24%	16%

Total Return	11.06	%(4)	(17.07)%	0.00	%(5)	(3.10)%	7.78%	0.13%

Net assets, end of period (000’s omitted)	$303,217		$280,052	$423,532		$564,863	$775,093	$803,386

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.04%, 0.07%, 0.06%, 0.14%, 0.15% and 0.08% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(3)	Annualized.

(4)	Not annualized.

(5)	Amount is less than 0.005%.

29	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund held an interest of 78.6%, 14.2%, 4.8% and 2.3%, respectively, in the Portfolio.

Prior to March 28, 2015, the Portfolio sought to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. As of the close of business on March 27, 2015, the Portfolio fully redeemed its investment in the Subsidiary. Net assets of the Subsidiary at such date, consisting primarily of cash and securities, were transferred to the Portfolio with no gain or loss for financial reporting purposes. As of October 31, 2015, the Subsidiary had been dissolved with the Cayman Islands authorities. The accompanying financial statements include the accounts of the Subsidiary through March 27, 2015. Intercompany balances and transactions were eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

30

Emerging Markets Local Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

31

Emerging Markets Local Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

K  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

N  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

O  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the

32

Emerging Markets Local Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

P  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

Q  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

R  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.650% of the Portfolio’s average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $906,102 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $86,212,252 and $92,766,978, respectively, for the six months ended April 30, 2016.

33

Emerging Markets Local Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$307,814,743

Gross unrealized appreciation	$7,421,897
Gross unrealized depreciation	(29,104,655)

Net unrealized depreciation	$(21,682,758)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $8,437,138. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $3,674,360 at April 30, 2016.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as

34

Emerging Markets Local Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2016.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation*	$4,947	$—	$989,981	$994,928
Receivable for open forward foreign currency exchange contracts	—	8,106,270	—	8,106,270
Receivable/payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	781,257	—	5,390,664	6,171,921
Receivable for open non-deliverable bond forward contracts	—	—	226,663	226,663

Total Asset Derivatives	$786,204	$8,106,270	$6,607,308	$15,499,782

Derivatives not subject to master netting or similar agreements	$4,947	$—	$989,981	$994,928

Total Asset Derivatives subject to master netting or similar agreements	$781,257	$8,106,270	$5,617,327	$14,504,854

Net unrealized depreciation*	$—	$—	$(154,788)	$(154,788)
Payable for open forward foreign currency exchange contracts	—	(4,619,220)	—	(4,619,220)
Payable/receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	(311,795)	—	(3,552,900)	(3,864,695)

Total Liability Derivatives	$(311,795)	$(4,619,220)	$(3,707,688)	$(8,638,703)

Derivatives not subject to master netting or similar agreements	$—	$(46,777)	$(154,788)	$(201,565)

Total Liability Derivatives subject to master netting or similar agreements	$(311,795)	$(4,572,443)	$(3,552,900)	$(8,437,138)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

35

Emerging Markets Local Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$1,207,082	$(511,719)	$—	$—	$695,363
Barclays Bank PLC	946,766	(567,695)	—	(260,000)	119,071
BNP Paribas	386,281	(266,540)	—	—	119,741
Citibank, N.A.	944,398	(916,095)	—	—	28,303
Credit Suisse International	1,191,342	(880,628)	(310,714)	—	—
Deutsche Bank AG	1,077,274	(1,077,274)	—	—	—
Goldman Sachs International	3,104,665	(261,093)	(2,496,144)	—	347,428
HSBC Bank USA, N.A.	478,188	—	(478,188)	—	—
JPMorgan Chase Bank, N.A.	1,185,569	(437,577)	—	(500,000)	247,992
Morgan Stanley & Co. International PLC	1,599,831	(50,285)	(1,374,000)	—	175,546
Nomura International PLC	164,178	—	—	—	164,178
Standard Chartered Bank	2,162,394	(1,274,825)	—	(370,000)	517,569
The Bank of Nova Scotia	56,886	—	—	—	56,886

	$14,504,854	$(6,243,731)	$(4,659,046)	$(1,130,000)	$2,472,077

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(511,719)	$511,719	$—	$—	$—
Barclays Bank PLC	(567,695)	567,695	—	—	—
BNP Paribas	(266,540)	266,540	—	—	—
Citibank, N.A.	(916,095)	916,095	—	—	—
Credit Suisse International	(880,628)	880,628	—	—	—
Deutsche Bank AG	(3,270,681)	1,077,274	2,193,407	—	—
Goldman Sachs International	(261,093)	261,093	—	—	—
JPMorgan Chase Bank, N.A.	(437,577)	437,577	—	—	—
Morgan Stanley & Co. International PLC	(50,285)	50,285	—	—	—
Standard Chartered Bank	(1,274,825)	1,274,825	—	—	—

	$(8,437,138)	$6,243,731	$2,193,407	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at April 30, 2016 is included at Note 7.

36

Emerging Markets Local Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2016 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Futures contracts	$—	$—	$(1,389,978)
Swap contracts	(256,785)	—	1,955,167
Foreign currency and forward foreign currency exchange contract transactions	—	507,564	—
Non-deliverable bond forward contracts	—	—	(180,328)

Total	$(256,785)	$507,564	$384,861

Change in unrealized appreciation (depreciation) —
Futures contracts	$—	$—	$409,058
Swap contracts	802,954	—	4,787,637
Foreign currency and forward foreign currency exchange contracts	—	5,644,251	—
Non-deliverable bond forward contracts	—	—	222,438

Total	$802,954	$5,644,251	$5,419,133

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Swap Contracts

$972,000	$31,827,000	$460,489,000	$9,094,000	$304,090,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

37

Emerging Markets Local Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2016 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount		Value including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral

JPMorgan Chase Bank, N.A.	4/25/16	5/4/16	10.30%	RUB	24,500,000	$378,678	$379,373
JPMorgan Chase Bank, N.A.	4/29/16	5/11/16	10.50	RUB	267,377,600	4,127,949	4,127,202

Total						$4,506,627	$4,506,575

RUB	–	Russian Ruble

At April 30, 2016, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

For the six months ended April 30, 2016, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were approximately $6,780,766 and 0.44%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2016. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2016.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2016.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

Bank of America, N.A.	$1,769,447	$—	$(1,734,028)	$35,419
JPMorgan Chase Bank, N.A.	4,506,196	(4,506,196)	—	—

	$6,275,643	$(4,506,196)	$(1,734,028)	$35,419

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

JPMorgan Chase Bank, N.A.	$(4,506,627)	$4,506,196	$431	$—

	$(4,506,627)	$4,506,196	$431	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of a default.

(c)	Net amount represents the net amount payable to the counterparty in the event of a default.

*	Including accrued interest.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are

38

Emerging Markets Local Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$223,481,170	$—	$223,481,170
Foreign Corporate Bonds	—	24,063,724	—	24,063,724
Sovereign Loans	—	—	2,245,825	2,245,825
Short-Term Investments —
Foreign Government Securities	—	7,813,418	—	7,813,418
U.S. Treasury Obligations	—	13,290,008	—	13,290,008
Repurchase Agreements	—	6,275,643	—	6,275,643
Other	—	8,962,197	—	8,962,197

Total Investments	$—	$283,886,160	$2,245,825	$286,131,985

Forward Foreign Currency Exchange Contracts	$—	$8,106,270	$—	$8,106,270
Non-deliverable Bond Forward Contracts	—	226,663	—	226,663
Swap Contracts	—	7,172,598	—	7,172,598

Total	$—	$299,391,691	$2,245,825	$301,637,516

Liability Description

Securities Sold Short	$—	$(1,733,463)	$—	$(1,733,463)
Forward Foreign Currency Exchange Contracts	—	(4,619,220)	—	(4,619,220)
Futures Contracts	(105,096)	—	—	(105,096)
Swap Contracts	—	(3,914,387)	—	(3,914,387)

Total	$(105,096)	$(10,267,070)	$—	$(10,372,166)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2016 is not presented. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

39

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

40

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Emerging Markets Local Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

41

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

42

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Michael A. Cirami

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

43

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

44

Investment Adviser of Emerging Markets Local
Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7756    4.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	June 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2016

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	June 21, 2016